Other financial assets - Derivatives (Details)			3 Months Ended	12 Months Ended
	Jul. 28, 2021 EUR (€)	Mar. 26, 2021 EUR (€) agreement	Mar. 16, 2022 EUR (€)	Dec. 31, 2022 EUR (€) agreement	Dec. 31, 2021 EUR (€) agreement	Dec. 31, 2020 EUR (€)	Dec. 19, 2022 agreement	Jun. 07, 2022 EUR (€) agreement
Disclosure of Other financial assets [Line Items]
Share premium				€ 365,900,000	€ 61,888,000
Proceeds from settlement of interest cap derivatives				1,071,000	0	€ 0
Payment of interest cap derivative premiums				4,068,000	0	0
Purchase Option To Acquire MOMA
Disclosure of Other financial assets [Line Items]
Number of option agreements entered into | agreement		2						2
Payment for purchase of share capital		€ 60,000,000
Consideration transferred								€ 0
Purchase Option To Acquire MOMA | The Target Company
Disclosure of Other financial assets [Line Items]
Gain loss on fair value of options				€ (3,200,000)	1,700,000
Consideration transferred					3,200,000			€ 0
Purchase Option To Acquire MOMA | Modélisation, Mesures et Applications SA
Disclosure of Other financial assets [Line Items]
Percentage of acquired		100.00%						100.00%
Purchase Option To Acquire MOMA | Two Option Agreement | The Target Company
Disclosure of Other financial assets [Line Items]
Percentage of acquired		8.50%
Percentage of remaining share capital acquired upon exercising its option rights		49.50%
Purchase Option To Acquire MOMA | Two Option Agreement | The Target Company | Top of range
Disclosure of Other financial assets [Line Items]
Percentage of acquired		42.00%
Purchase Option To Acquire MOMA | Two Option Agreement | Third Party Company
Disclosure of Other financial assets [Line Items]
Percentage of acquired		100.00%
Purchase Option To Acquire Mega-E
Disclosure of Other financial assets [Line Items]
Percentage of acquired	100.00%
Gain loss on fair value of options	€ 26,000		€ 7,056,000		1,200,000
Consideration transferred			€ 34,256,000		27,200,000
Consideration paid	0
Payment for purchase of call options	€ 9,456,000
Share premium					€ 0
Other Derivatives
Disclosure of Other financial assets [Line Items]
Number of option agreements entered into | agreement				2	1		2
Proceeds from settlement of interest cap derivatives				€ 1,071,000
Interest expense				4,067,000
Due for termination of derivative				5,138,000
Fair value gain				5,507,000	€ 593,000
Fair value loss						€ 208,000
Credit derivative, fair value				€ 9,198,000	€ 695,000
Forward Contract
Disclosure of Other financial assets [Line Items]
Number of option agreements entered into | agreement				2
Credit derivative, fair value				€ 0